Financial instruments (Details 5) R$ in Millions	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Carrying amount	R$ (4,337)
Fair value	(4,258)
Trade Receibles With Credit Card Companies And Sales Vouchers [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Carrying amount	159
Fair value	159
Cross Currency Interest Rate Swap [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Carrying amount	(27)
Fair value	(27)
Financial Assets Exito Shares [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Carrying amount	740
Fair value	740
Non Deliverable Foward [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Carrying amount	20
Fair value	20
Financial Assets C D B [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Carrying amount	17
Fair value	17
Borrowings And Financing F V P L [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Carrying amount	(149)
Fair value	(149)
Borrowings And Financing And Debentures Amortized Cost [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Carrying amount	(5,097)
Fair value	R$ (5,018)